DEBT (Tables)	6 Months Ended
Jun. 30, 2026
DEBT
Schedule of short-term and long-term debt

	As of
	December 31,	June 30,
	2025	2026
Short-term debt and current portion of long-term debt:
Long-term bank borrowings, current portion	371	205
Short-term bank borrowings	1,400	660
Convertible senior notes, current portion	3,514	—
FF&E liability, current portion	52	46
Total	5,337	911

Long-term debt:
Long-term bank borrowings, non-current portion	268	3,137
FF&E liability, non-current portion	198	167
Others	13	11
Total	479	3,315

Schedule of contractual maturities of the group's long-term debt

Principle Amounts
Remainder of 2026	87
2027	910
2028	274
2029	2,870
2030	24
Thereafter	61
Total	4,226